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                                    SCHRODER
                               INTERNATIONAL BOND
                                      FUND







                               SEMI-ANNUAL REPORT
                                  June 30, 1998







                        Schroder Capital Funds (Delaware)














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SCHRODER INTERNATIONAL BOND FUND
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Two Portland Square, Portland, Maine 04101
General Information            (207) 879-6200
Account Information            (800) 344-8332
Fund Literature                (800) 290-9826
Fax                            (207) 879-6050


INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek a high rate of total return. The Fund normally invests substantially all of its assets in debt securities and debt-related investments of issuers domiciled outside the United States.

INVESTMENT ADVISER
Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. As of December 31, 1997, the Schroder Group had over $175 billion in assets under management. As of June 30, 1998, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $27 billion under management.






August 15, 1998


Dear Shareholder,

We are pleased to present the Schroder International Bond Portfolio Fund's semi-annual report for the period ending June 30, 1998. Over the period, total return of the Fund was -2.04% compared to its benchmark, the Salomon Brothers World Government Bond Index(R) (ex-U.S.), which returned 2.08%.

While most international bond markets performed well in the first half of the year, overall, European bond markets performed better than Australia, Canada or Japan. The Fund held a neutral European bond exposure on a weighted duration basis versus the benchmark, but it was most heavily exposed to the short end of the yield curves. As a result it did not fully benefit from the rally in longer maturity bond prices and had a lower running yield than the benchmark. The Fund's underweighting in the Japanese bond market added value, but was unable to offset the impact of the European bond positioning.

The U.S. dollar was stronger over the period as it acted as a safe-haven against most currencies associated with the Asian crisis. The Japanese Yen fell sharply as recessionary conditions worsened and banking sector debts raised the prospect of major bankruptcies. The Australian dollar was dragged down by the geographical association with the Pacific-Rim and the strong regional trade links that exist.

The strategic currency exposure between the major blocs was underweight the Yen and overweight the Deutschemark which had a broadly neutral impact in relative terms. However, exposure to both the

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Australian  and  Canadian  dollars  detracted  from   performance.   While  both
currencies were at competitive levels, the fall in commodity prices (to which both currencies are sensitive) as a result of the Asian turmoil led to their resulting depreciation. The Canadian dollar is also sensitive to commodity price trends and given the negative interest rate differential with the U.S., the currency fell to all-time lows. Also, in the case of the Australian dollar, being the most liquid Pacific-Rim currency outside Japan, investors sold it as a proxy for Asian emerging market currencies adding to its decline.

The currency and bond exposures in the portfolio have been re-balanced in light of management's increasing belief that the Asia financial turmoil, now affecting both Russia and much of South America, provides a positive outlook for international bond markets.

Thank you for your interest in the Schroder International Bond Portfolio.


Sincerely,

/S/ M. J. Smith

Mark J. Smith
President






                                       2
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MANAGEMENT DISCUSSION AND ANALYSIS (AS OF JUNE 30, 1998)

As the Asian crisis deepened and spread to Russia, support appeared to gather for a decline in international government bond yields so the Fund extended duration in both European markets and Japan. The prospects for a further flattening of the yield curve increased as central banks held monetary policy constant and inflation expectations declined. The Fund repositioned the yield curve exposure accordingly. In the dollar bloc countries, exposure was confined to the U.S. market as yield spreads in Canada and Australia converged offering no risk premium over the "anchor" bond market. Duration was extended in the U.S. allocation in response to the increasing demand from overseas investors seeking a safe haven and the likelihood that the Federal Reserve would leave interest rates unchanged for the remainder of the year.

The decline in the Australian dollar appeared to be a result of the fall in commodity prices. Once the currency stabilized and rallied on the prospect of central bank intervention, the Fund cut back exposure sharply. Sterling exposure was reduced as data on the U.K. economy continued to show signs of weakness and the potential for further interest rate rises diminished. The exposure was switched into the Deutschemark as the cyclical economic outlook in Germany remains strong in comparison to both the U.K. and the U.S. Towards the end of the semi-annual period some profits were taken on the Deutschemark position against the U.S. dollar on a tactical basis as renewed financial turmoil in Japan and Russia led to safe-haven buying of the dollar.

Existing strategy for the Fund is focused on an overweighting in European bonds relative to Japanese bonds, as management believes that yields in Japan are so low that Japanese bonds no longer represent value. Once the cyclical outlook for the economy improves, it is likely that yields will begin to rise from the current artificially low levels and the Fund will further underweight the Japanese exposure once the early signs of a recovery become evident.

The Asian crisis has several ramifications for both currency and bond strategy depending upon the direction that it takes. The turmoil there is increasingly affecting other emerging market economies and as this alters the risk preferences of global investors, international government bond markets are highly attractive. Should the crisis deepen, government bonds are likely to become more popular and the Fund is likely to extend duration on signs of a deterioration in the global economic and financial landscape. Management is reluctant to extend the bond exposure in the near term, as many markets have recently moved to new low yield levels. However, we will look to extend duration exposure on any weakness as we regard the likelihood of a swift end to the current economic difficulties remote and therefore the attraction of international government bond markets to global investors to remain high.

The outlook for the U.S. dollar versus continental European currencies is looking increasingly negative given the slowdown in U.S. activity as a result of the deteriorating trade balance. The Fund, with an overweighting in European currencies, is positioned to benefit should this occur. The outlook for the Yen remains bleak until reforms by the Japanese government begin to take effect. Until that occurs the Fund will maintain a strategic underweight position to the currency.


THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF THE DATES SPECIFIED AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.


                                       3
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

                           PORTFOLIO CHARACTERISTICS AS OF JUNE 30, 1998 (UNAUDITED)
            COUNTRY WEIGHTINGS                                                    TOP TEN HOLDINGS

                                                 SALOMON BROTHERS
                                                 WORLD GOVERNMENT
COUNTRY                      % OF NET ASSETS      BOND INDEX          SECURITY                                % OF NET ASSETS
-----------------------------------------------------------------     -------------------------------------------------------
Austria                                  2.90%                 1.40%  Int'l Bank for Recon. & Development (SNat)           9.03%
Belgium                                  3.60%                 3.60%  Int'l Bank for Recon. & Development (SNat)           7.48%
Canada                                   6.40%                 5.00%  Deutschland Republik (Ger)                           6.48%
Denmark                                  4.00%                 2.30%  FNMA (U.S.)                                          6.07%
France                                   7.10%                11.10%  Deutschland Republik (Ger)                           4.65%
Germany                                 24.50%                13.80%  Asian Development Bank (SNat)                        4.14%
Italy                                    3.20%                10.70%  Societe Nat. Des Chemins (Fr)                        4.11%
Japan                                    4.40%                27.40%  KFW International Finance (Ger)                      4.02%
Netherlands                              6.40%                 4.50%  Bundes Obligation DM Iss. (Ger)                      3.87%
Spain                                    3.20%                 4.50%  United Kingdom Treasury (U.K.)                       3.84%
Supra-National                          20.60%                 0.00%                                              ===============
United Kingdom                           3.80%                 9.90%  Total                                               53.69%
United States                           10.70%                 0.00%                                              ===============
Cash and Other Net Assets               -0.80%                 0.00%
                               ================
Total                                  100.00%
                               ================




                                       4
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STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998

ASSETS:
      Investments (Notes 1 and 2):
        Investment in Schroder International Bond Portfolio
        (the "Portfolio")                                                                                 $ 58,194
                                                                                                 ------------------
                               Total Assets                                                                 58,194
                                                                                                 ------------------

LIABILITIES:
      Accrued expenses and other liabilities                                                                    53
                                                                                                 ------------------
                               Total Liabilities                                                                53
                                                                                                 ------------------

                               Net Assets                                                                 $ 58,141
                                                                                                 ==================

COMPONENTS OF NET ASSETS:
      Paid-in capital                                                                                     $ 59,140
      Undistributed net investment income (loss)                                                             1,430
      Accumulated net realized gain (loss)                                                                    (342)
      Net unrealized appreciation (depreciation) on investments                                             (2,087)
                                                                                                 ------------------

                               Net Assets                                                                 $ 58,141
                                                                                                 ==================

SHARES OF BENEFICIAL INTEREST                                                                                5,913

NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
      (NET ASSETS / SHARES OF BENEFICIAL INTEREST)                                                             $ 9.83





    The accompanying notes are an integral part of the financial statements.
                                       5

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SCHRODER INTERNATIONAL BOND FUND
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STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                                      FOR THE
                                                                                                   PERIOD ENDED
                                                                                                   JUNE 30, 1998
                                                                                                      (NOTE 1)
                                                                                                 ------------------
NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO:
      Interest income                                                                                      $ 1,682
      Net expenses                                                                                            (199)
                                                                                                 ------------------
                               Net Investment Income Allocated from the Portfolio                            1,483
                                                                                                 ------------------

EXPENSES:
      Administration  (Note 3)                                                                                  27
      Subadministration (Note 3)                                                                            11,533
      Transfer agency (Note 3)                                                                               5,561
      Accounting (Note 3)                                                                                    5,548
      Legal                                                                                                    201
      Audit                                                                                                  5,975
      Trustees                                                                                                   2
      Registration                                                                                          10,846
      Miscellaneous                                                                                             16
                                                                                                 ------------------
                               Total Expenses                                                               39,709
      Fees waived and expenses reimbursed  (Note 4)                                                        (39,656)
                                                                                                 ------------------
                               Net Expenses                                                                     53
                                                                                                 ------------------

NET INVESTMENT INCOME                                                                                        1,430
                                                                                                 ------------------

NET REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS  AND FOREIGN
      CURRENCY TRANSACTIONS ALLOCATED FROM THE PORTFOLIO:
      Net realized gain on investments sold                                                                    160
      Net realized gain (loss) on foreign currency transactions                                               (502)
                                                                                                 ------------------
                               Net realized gain (loss) on investments and foreign
                                   currency transactions                                                      (342)
                                                                                                 ------------------
      Net change in unrealized appreciation (depreciation) on investments                                      216
      Net change in unrealized appreciation (depreciation) on  foreign
        currency transactions                                                                               (2,303)
                                                                                                 ------------------
                               Net change in unrealized appreciation (depreciation) on
                                   investments and foreign currency transactions                            (2,087)
                                                                                                 ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS ALLOCATED FROM THE PORTFOLIO                                                    (2,429)
                                                                                                 ------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                             $ (999)
                                                                                                 ==================




    The accompanying notes are an integral part of the financial statements.
                                       6

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STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                                      FOR THE
                                                                                                   PERIOD ENDED
                                                                                                   JUNE 30, 1998
                                                                                                      (NOTE 1)
                                                                                                 ------------------
NET ASSETS, BEGINNING OF PERIOD                                                                                $ -
                                                                                                 ------------------

OPERATIONS:
      Net investment income                                                                                  1,430
      Net realized gain (loss) on investments
        and foreign currency transactions                                                                     (342)
      Net change in unrealized appreciation (depreciation) on investments
        and foreign currency tranactions                                                                    (2,087)
                                                                                                 ------------------
      Net increase (decrease) in net assets resulting from operations                                         (999)
                                                                                                 ------------------

CAPITAL SHARE TRANSACTIONS:
      Sale of shares                                                                                        59,140
                                                                                                 ------------------
      Net increase from capital share transactions                                                          59,140
                                                                                                 ------------------

      Net increase in net assets                                                                            58,141
                                                                                                 ------------------

NET ASSETS, END OF PERIOD                                                                                 $ 58,141
                                                                                                 ==================
      (Including accumulated undistributed net investment income of $1,430)

SHARE TRANSACTIONS:
      Sale of shares                                                                                         5,913


    The accompanying notes are an integral part of the financial statements.
                                       7

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SCHRODER INTERNATIONAL BOND FUND
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FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected per share data and ratios for a share outstanding throughout the period:

                                                                                     FOR THE
                                                                                   PERIOD ENDED
                                                                                  JUNE 30, 1998
                                                                                      (NOTE 1)
                                                                                 -------------------

Net Asset Value, Beginning  of Period                                                       $10.00
                                                                                 -------------------
Investment Operations
     Net Investment Income                                                                    0.24
     Net Realized and Unrealized Gain (Loss) on Investments                                  (0.41)
                                                                                 -------------------
Total from Investment Operations                                                             (0.17)
                                                                                 -------------------
Net Asset Value, End of Period                                                               $9.83
                                                                                 ===================

Total Return (a)                                                                             -1.70%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                                  $58
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees                                           0.95%(b)(c)
    Expenses excluding reimbursement/waiver of fees                                         150.09%(b)(c)
    Net investment income including reimbursement/waiver of fees                              5.35%(b)(c)
Portfolio Turnover Rate (d)                                                                  44.71%


--------------------------------------
(a) Total returns would have been lower had certain expenses not been reduced during the period shown (See Note 4).
(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(c)  Annualized.
(d) Portfolio turnover represents the rate of portfolio activity of the Portfolio.



    The accompanying notes are an integral part of the financial statements.
                                       8
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SCHRODER INTERNATIONAL BOND FUND
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1998

NOTE 1.  ORGANIZATION

Schroder Capital Funds (Delaware) (the "Trust") was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report is the Schroder International Bond Fund (the "Fund"), a non-diversified portfolio that commenced operations on January 15, 1998. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value which have equal rights as to assets and voting privileges. As of June 30, 1998, only Investor Shares had been issued.

MASTER-FEEDER ARRANGEMENT - The Fund seeks to achieve its investment objective by investing all its investable assets in Schroder International Bond Portfolio (the "Portfolio"), a separate non-diversified portfolio of Schroder Capital Funds II ("Schroder Core"), that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership interest and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. The Portfolio's financial statements are included on pages 11 to 19 of this report and should be read in conjunction with the Fund's financial statements. As of June 30, 1998, the Fund owns approximately 0.52% of the Portfolio's interests.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles that require management to make certain estimates and assumptions which affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:

SECURITY VALUATION - The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio.

INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.


                                       9

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

FEDERAL TAXES - The Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operation of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds in proportion to each Fund's net assets. Expenses that are directly attributable to a class of shares are allocated to that class.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The Fund currently invests all its assets in the Portfolio, which retains Schroder Capital Management International Inc. ("SCMI") to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

ADMINISTRATOR AND SUBADMINISTRATOR - The Trust, on behalf of the Fund, has entered into an Administration Agreement with Schroder Fund Advisors Inc. ("SFA") and a Subadministration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, SFA is entitled to receive compensation at an annual rate, payable monthly, of 0.10% of the average daily net assets of the Fund. For its services, FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the average daily net assets of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). For its services, FSS is paid a fee in the amount of $12,000 per share class, per year, plus certain other charges.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services to the Fund, FAcS is entitled to receive from the Trust a fee of $12,000 per year.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

In order to limit the Fund's expenses, SCMI and SFA have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) to the extent that the Fund's expenses exceed 0.95% of the Fund's average daily net assets attributable to Investor shares. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust. SCMI, SFA, FAdS, FSS and FAcS may voluntarily waive all or a portion of their fees, at any time. For the period ended June 30, 1998, SFA and FAdS waived fees of $27 and $11,513, respectively, and SFA reimbursed expenses of $28,116.


                                       10
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SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 1998

                      FIXED INCOME INVESTMENTS -100.8%

CURRENCY     FACE                                                           VALUE US$
--------     ----                                                           ---------

                      AUSTRIA - 2.9%
  DEM         550,000 Republic of Austria, 6.88%, 4/3/00                           $ 320,220
                                                                      -----------------------

                      BELGIUM - 3.6%
  BEF      14,500,000 Kingdom of Belgium, 7.00%, 4/29/99                             399,656
                                                                      -----------------------

                      CANADA - 6.4%
  GBP         250,000 Government of Canada, 6.25%, 11/26/04                          411,157
  DEM         500,000 Province of Ontario, 6.25%, 1/13/04                            300,472
                                                                      -----------------------
                                                                      -----------------------
                                                                                     711,629
                                                                      -----------------------

                      DENMARK - 4.0%
  DKK       1,100,000 Kingdom of Denmark, 8.00%, 11/15/01                            177,264
  DKK       1,500,000 Kingdom of Denmark, 7.00%, 11/10/24                            265,438
                                                                      -----------------------
                                                                      -----------------------
                                                                                     442,702
                                                                      -----------------------

                      FRANCE - 7.1%
  FRF       2,000,000 Government of France, 4.75%, 3/12/02                           335,647
  FRF       2,500,000 Societe Nat. Des Chemins, 7.75%, 3/1/02                        458,724
                                                                      -----------------------
                                                                      -----------------------
                                                                                     794,371
                                                                      -----------------------

                      GERMANY - 24.5%
  GBP         250,000 Bayerische Landesbank, 6.88%, 6/7/02                           418,571
  DEM         750,000 Bundesobligation, 6.50%, 3/15/00                               432,406
  DEM         750,000 KFW International Finance, 6.25%, 10/15/03                     448,982
  DEM         360,000 Truehand-Obligation, 5.00%, 12/17/98                           200,672
  DEM       1,200,000 Deutschland Republik, 6.00%, 1/4/07                            722,642
  DEM         800,000 Deutschland Republik, 6.50%, 7/5/27                            518,908
                                                                      -----------------------
                                                                                   2,742,181
                                                                      -----------------------

                      ITALY - 3.2 %
  ITL     570,000,000 Republic of Italy, 10.50%, 7/15/00                             357,575
                                                                      -----------------------

                      JAPAN - 4.4%
  USD         100,000 IBJ Preferred Capital Co., LLC, 8.79% V/R, 12/29/49             91,550
  USD         400,000 SB Treasury Co., LLC, 9.40% V/R, 12/29/49                      394,250
                                                                      -----------------------
                                                                                     485,800
                                                                      -----------------------

                      NETHERLANDS - 6.4%
  NLG         800,000 Government of Netherlands, 7.50%, 11/15/99                     411,237
  DEM         500,000 LKB Baden-Wuerttemberg Finance, 6.63%, 8/20/03                 302,836
                                                                      -----------------------
                                                                      -----------------------
                                                                                     714,073
                                                                      -----------------------

                      SPAIN - 3.2%
  ESP      50,000,000 Government of Spain, 8.40%, 4/30/01                            361,522
                                                                      -----------------------

                      SUPRA-NATIONAL - 20.6%
  DEM         800,000 Asian Development Bank, 5.50%, 10/24/07                        462,210
  JPY     100,000,000 International Bank for Recon. & Development, 5.25%, 3/20/02    835,069
  GBP         600,000 International Bank for Recon. & Development, 7.00%, 6/7/02   1,007,354
                                                                      -----------------------
                                                                                   2,304,633
                                                                      -----------------------

                      UNITED KINGDOM - 3.8%
  GBP         240,000 United Kingdom Treasury, 8.00%, 6/10/03                        428,375
                                                                      -----------------------

                      UNITED STATES -10.7%
  JPY      90,000,000 FNMA, 2.13%, 10/9/07                                           677,795
  USD         200,000 U.S. Treasury Bond, 6.13%, 11/15/27                            214,375
  USD         300,000 U.S. Treasury Note, 6.25%, 5/31/00                             304,031
                                                                      -----------------------
                                                                      -----------------------
                                                                                   1,196,201
                                                                      -----------------------

                      TOTAL FIXED INCOME INVESTMENTS (COST $11,504,214)           11,258,938
                                                                      -----------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
AS OF JUNE 30, 1998

CURRENCY     FACE                                                           VALUE US$
--------     ----                                                           ---------
                      PURCHASED PUT OPTION - 0.0%

  DEM       1,000,000 German Deutsche Mark July 31,1998 @1.725 (cost $11,000)            649
  DEM       1,250,000 German Deutsche Mark July 15,1998 @1.750 (cost $4,500)               -
  DEM       1,000,000 German  Deutsche Mark August 31, 1998 @1.750 (cost $13,000)      3,902
                                                                      -----------------------
                                                                      -----------------------
                                                                                       4,551
                                                                      -----------------------

                      Total Investments -100.8% (cost $11,532,714)                11,263,489
                      Other Assets Less Liabilities - (0.8%)                         (88,867)
                                                                      -----------------------
                      Total Net Assets - 100.0%                                 $ 11,174,622
                                                                      =======================


--------------------------------------------------------------------------------

                                         FORWARD FOREIGN CURRENCY CONTRACTS

                                CONTRACTS TO SELL
           CONTRACT DATE CURRENCY          UNITS           US $        UNREALIZED GAIN/(LOSS) US$
          -----------------------------------------------------------------------------------

            8/14/98         AUD                16,892        $ 12,521              $ (22,987)
            8/14/98         DEM             4,146,760       2,345,518                 42,403
            7/15/98         ESP            41,500,000         266,532                 (4,656)
            7/15/98         FRF               460,000          76,033                   (108)
          7/15/98 -8/14/98  GBP             1,369,900       2,238,801                (43,937)
            7/15/98         JPY            38,100,000         145,759               (129,271)
                                                                      =======================
                                                                                  $ (158,556)
                                                                      =======================

                                CONTRACTS TO BUY
           CONTRACT DATE CURRENCY          UNITS           US $        UNREALIZED GAIN/(LOSS) US$
          -----------------------------------------------------------------------------------

            7/15/98         AUD               500,000       $ 348,809              $ (39,135)
          7/15/98 -8/14/98  CAD             1,650,000       1,176,960                (54,550)
            7/15/98         DEM             6,370,000       3,605,571                (73,942)
            7/15/98         DKK               160,000          23,270                      6
           10/15/98         GRD            39,150,000         125,428                    821
            7/15/98         ITL         1,230,654,429         691,289                  1,139
            8/14/98         JPY           151,034,000       1,151,612                (56,609)
            7/15/98         NLG                18,000          11,345                 (2,490)
                                                                      =======================
                                                                                  $ (224,760)
                                                                      =======================

                                                                      =======================
                          Net forward foreign currency contracts                  $ (383,316)
----------------------                                                =======================

ABBREVIATIONS
AUD - Australian Dollar
BEF - Belgian Franc
CAD - Canadian Dollars
DEM - German Deutsche Mark
DKK - Danish Krone
ESP - Spanish  Peseta
FRF - French Franc
GBP - British  Pound
GRD - Greek Drachma
ITL - Italian Lira
JPY - Japanese Yen
NLG - Dutch Guilder
USD -  United States Dollar


    The accompanying notes are an integral part of the financial statements.
                                       12

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998

ASSETS:
      Investments (Note 2):
        Investments at cost                                                                           $ 11,532,714
        Net unrealized appreciation (depreciation)                                                        (269,225)
                                                                                                 ------------------
                                Total Investments at Value                                              11,263,489

      Cash                                                                                                  41,630
      Cash denominated in foreign currencies (cost $5,056)                                                   4,943
      Receivable for investments sold                                                                      709,167
      Interest and other receivables                                                                       254,094
      Organization costs, net of amortization (Note 2)                                                       5,790
                                                                                                 ------------------

                                Total Assets                                                            12,279,113
                                                                                                 ------------------

LIABILITIES:
      Payable for investments purchased                                                                    700,000
      Payable for forward foreign currency contracts                                                       383,317
      Payable to subadministrator (Note 3)                                                                   3,452
      Accrued expenses and other liabilities                                                                17,722
                                                                                                 ------------------

                                Total Liabilities                                                        1,104,491
                                                                                                 ------------------

                                Net Assets                                                            $ 11,174,622
                                                                                                 ==================



    The accompanying notes are an integral part of the financial statements.
                                       13

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
                                                                                                      FOR THE
                                                                                                   PERIOD ENDED
                                                                                                   JUNE 30, 1998
                                                                                                     (NOTE 1)
                                                                                                 ------------------
INVESTMENT INCOME:
      Interest income                                                                                    $ 506,641
                                                                                                 ------------------

EXPENSES:
      Investment advisory (Note 3)                                                                          40,378
      Administration (Note 3)                                                                                8,076
      Subadministration (Note 3)                                                                            12,500
      Transfer agency (Note 3)                                                                               6,073
      Custody                                                                                                2,733
      Accounting (Note 3)                                                                                   34,000
      Legal                                                                                                    757
      Audit                                                                                                 15,300
      Trustees                                                                                                 743
      Amortization of organization costs (Note 2)                                                              829
      Miscellaneous                                                                                          2,177
                                                                                                 ------------------
                                Total Expenses                                                             123,566
      Fees waived and expenses reimbursed (Note 6)                                                         (63,004)
                                                                                                 ------------------
                                Net Expenses                                                                60,562
                                                                                                 ------------------

NET INVESTMENT INCOME                                                                                      446,079
                                                                                                 ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS:
      Net realized gain (loss) on investments sold                                                         (94,526)
      Net realized gain (loss) on foreign currency transactions                                           (716,982)
                                                                                                 ------------------
        Net realized gain (loss) on investments and foreign
        currency transactions                                                                             (811,508)
                                                                                                 ------------------

      Net change in unrealized appreciation (depreciation) on investments                                  476,082
      Net change in unrealized appreciation (depreciation) on foreign
        currency transactions                                                                             (426,536)
                                                                                                 ------------------
        Net change in unrealized appreciation (depreciation) on
        investments and foreign currency transactions                                                       49,546
                                                                                                 ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS                                                                               (761,962)
                                                                                                 ------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $ (315,883)
                                                                                                 ==================


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                               FOR THE              FOR THE
                                                                             PERIOD ENDED          YEAR ENDED
                                                                            JUNE 30, 1998      DECEMBER 31, 1997
                                                                             (UNAUDITED)            (NOTE 1)
                                                                           -----------------   -------------------
NET ASSETS, BEGINNING OF PERIOD                                                $ 16,515,402           $ 3,000,100
                                                                           -----------------   -------------------

OPERATIONS:
     Net investment income                                                          446,079               580,748
     Net realized gain (loss) on investments and foreign currency transactions     (811,508)             (551,808)
     Net change in unrealized appreciation (depreciation) on investments
     and foreign currency transactions                                               49,546              (752,540)
                                                                           -----------------   -------------------
     Net increase (decrease) in net assets resulting from operations               (315,883)             (723,600)
                                                                           -----------------   -------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     Contributions                                                                3,537,175            18,113,652
     Withdrawals                                                                 (8,562,072)           (3,874,750)
                                                                           -----------------   -------------------
     Net increase (decrease) from transactions in investors'
        beneficial interest                                                      (5,024,897)           14,238,902
                                                                           -----------------   -------------------

     Net increase (decrease) in net assets                                       (5,340,780)           13,515,302
                                                                           -----------------   -------------------
NET ASSETS, END OF PERIOD                                                  $     11,174,622     $      16,515,402
                                                                           =================   ===================







    The accompanying notes are an integral part of the financial statements.
                                       15

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

Portfolio performance for the following periods:

                                                                          FOR THE
                                                                           PERIOD ENDED        FOR THE
                                                                          JUNE 30, 1998      YEAR ENDED
                                                                         (UNAUDITED)        DECEMBER 31, 1997
                                                                        ---------------  -------------------------

Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees                        0.75%   (a)          0.75%
    Expenses excluding reimbursement/waiver of fees                        1.53%   (a)          1.99%
    Net investment income including reimbursement/waiver of fees           5.52%   (a)          5.42%

Portfolio Turnover Rate                                                    44.71%              112.04%


----------------------------------------------
(a)  Annualized.




    The accompanying notes are an integral part of the financial statements.
                                       16

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1998

NOTE 1.  ORGANIZATION

Schroder Capital Funds II ("Schroder Core") was organized on December 27, 1996 as a Delaware business trust. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has one investment portfolio. Under the Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests. Interests in the Portfolio are sold in private placement transactions without any sales or transaction charges to qualified investors, including open-end, management investment companies. The Portfolio commenced operations on December 31, 1996.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolio:

SECURITY VALUATION - Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Domestic short-term investments, having a maturity of 60 days or less, are valued at amortized cost which approximates market value. Foreign currency denominated short-term investments are valued at local amortized cost and then translated into U.S. dollars. Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at closing mid-market prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Portfolio may purchase put options on securities to protect its holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the Portfolio or related to such securities will enable the Portfolio to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a security without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security.

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

ORGANIZATION COSTS - Costs incurred by the Portfolio in connection with its organization are amortized on a straight-line basis over a five-year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.50% of the Portfolio's average daily net assets.

ADMINISTRATOR AND SUBADMINISTRATOR - The administrator of the Portfolio is Schroder Fund Advisors Inc. ("SFA"). In addition, the Portfolio has entered into a Subadministration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, SFA is entitled to receive compensation at an annual rate, payable monthly, of 0.10% of the average daily net assets of the Portfolio. For its services, FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the average daily net assets of the Portfolio, subject to an annual minimum of $25,000.

OTHER SERVICE PROVIDERS -Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Portfolio and is entitled to receive compensation for its services in the amount of $60,000 per year, plus certain other charges, based upon the number and types of portfolio transactions. FAcS also provides interest holder record keeping services to the Portfolio for which it receives, from Schroder Core, $12,000 per year plus certain other charges.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 1998 were $8,149,415 and $14,485,027, respectively.

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of June 30, 1998 were $11,504,214, $60,757, and $306,032, respectively.

NOTE 5.  FEDERAL TAXES

The Portfolio is not required to pay federal income tax on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been "passed through" to the interest holders in proportion to their holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL BOND PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
JUNE 30, 1998

NOTE 6.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

SCMI, SFA, FAdS and FAcS voluntarily have waived a portion of their fees and have assumed certain expenses of the Portfolio so that its total expenses would not exceed certain limitations. For the period ended June 30, 1998, SCMI, SFA, FAdS and FAcS waived fees of $40,378, $8,076, $8,861 and $5,690, respectively.

NOTE 7.  CONCENTRATION OF RISK

The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent that it does so, the Portfolio is susceptible to a range of factors that could adversely affect that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing substantially in one country, the value of the Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration. The Portfolio invests in countries with limited or developing capital markets. Investments in these markets may involve greater risks than investments in more developed markets.

TRUSTEES                                    OFFICERS

Hermann C. Schwab                           Hermann C. Schwab
Peter E. Guernsey                                 Chairman of the Board
John I. Howell                              Mark J. Smith
Clarence F. Michalis                              President
Mark J. Smith                               Mark Astley
David N. Dinkins                                  Vice President
Peter S. Knight                             Robert G. Davy
Sharon L. Haugh                                   Vice President
                                            Margaret H. Douglas-Hamilton
                                                  Vice President
                                            Richard R. Foulkes
                                                  Vice President
                                            John Y. Keffer
                                                  Vice President
                                            Jane P. Lucas
                                                  Vice President
                                            Catherine A. Mazza
                                                  Vice President
                                            Michael Perelstein
                                                  Vice President
                                            Fariba Talebi
                                                  Vice President
                                            John A. Troiano
                                                  Vice President
                                            Ira L. Unschuld
                                                  Vice President
                                            Alexandra Poe
                                                  Vice President
                                                  Secretary
                                            Fergal Cassidy
                                                  Treasurer

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

CUSTODIAN
The Chase Manhattan Bank
Global Custody Division
125 London Wall
London EC2Y 5AJ, United Kingdom

TRANSFER AND DIVIDEND DISBURSING
AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, ME  04101

COUNSEL
Ropes & Gray
One International Place
Boston, MA 02110-2624

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, MA 02109




This report is for the information of the shareholders of the Schroder International Bond Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.